Intangible fixed assets (Tables)	12 Months Ended
Sep. 30, 2024
Intangible fixed assets
Summary of intangible fixed assets

	Digital	Project
	Bills of	Development
	Exchange	Costs	SKA-PlatformTM	Website	Total
	$'000	$'000	$'000	$'000	$'000
Cost
At 1 October 2021	—	18,034	201	—	18,235
Additions	—	25,021	273	—	25,294
Foreign exchange on translation	—	(3,238)	—	—	(3,238)
At 30 September 2022	—	39,817	474	—	40,291
Additions	1,414	12,438	1,409	150	15,411
Impairment	—	(17,601)	—	—	(17,601)
Assets reclassified as held for sale	—	(38,677)	—	—	(38,677)
Foreign exchange on translation	—	4,079	—	—	4,079
At 30 September 2023	1,414	56	1,883	150	3,503
Additions	482	2,839	—	—	3,321
Impairment	(2,032)	(2,659)	—	—	(4,691)
Foreign exchange on translation	136	(34)	182	14	298
At 30 September 2024	—	202	2,065	164	2,431
Amortisation and impairment
At 1 October 2021	—	—	—	—	—
Charge	—	—	—	—	—
At 30 September 2022	—	—	—	—	—
Charge	—	—	(89)	—	(89)
At 30 September 2023	—	—	(89)	—	(89)
Charge	—	—	(284)	(91)	(375)
Foreign exchange on translation	—	—	(22)	(5)	(28)
At 30 September 2024	—	—	(396)	(96)	(492)
Net Book Value
At 30 September 2024	—	202	1,669	68	1,939
At 30 September 2023	1,414	56	1,794	150	3,414
At 30 September 2022	—	39,817	474	—	40,291